Loans Receivable and Allowance for Credit Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses:
Total	$ 67,201	$ 59,958	$ 55,096	$ 52,803
Total loans:
Total gross loans	8,253,818	7,881,133
Real estate loans | One-to-four family
Allowance for credit losses:
Total	13,283	13,173	13,017	11,802
Total loans:
Individually analyzed loans	10,988
Total gross loans	2,559,519	2,712,752
Real estate loans | Multifamily
Allowance for credit losses:
Total	10,647	9,542	8,742	7,877
Total loans:
Individually analyzed loans	300
Total gross loans	1,677,613	1,460,641
Real estate loans | Commercial real estate
Allowance for credit losses:
Total	18,592	15,969	15,757	18,111
Total loans:
Individually analyzed loans	5,492
Total gross loans	2,521,151	2,349,308
Real estate loans | Construction
Allowance for credit losses:
Total	6,617	6,703	7,758	6,425
Total loans:
Total gross loans	469,438	473,573
Commercial business loans
Allowance for credit losses:
Total	16,767	13,112	7,923	6,897
Total loans:
Individually analyzed loans	13,658
Total gross loans	768,076	622,300
Consumer loans | Home equity loans and advances
Allowance for credit losses:
Total	1,289	1,452	1,892	1,681
Total loans:
Individually analyzed loans	1,262
Total gross loans	255,126	259,155
Consumer loans | Other consumer loans
Allowance for credit losses:
Total	6	7	$ 7	$ 10
Total loans:
Total gross loans	2,895	3,404
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	67,155	59,925
Total loans:
Individually analyzed loans	37,623	37,942
Collectively analyzed loans	8,205,753	7,831,505
Total gross loans	8,243,376	7,869,447
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	13,280	13,169
Total loans:
Individually analyzed loans	10,988	9,167
Collectively analyzed loans	2,547,264	2,701,770
Total gross loans	2,558,252	2,710,937
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	10,647	9,542
Total loans:
Individually analyzed loans	300	5,743
Collectively analyzed loans	1,677,313	1,454,898
Total gross loans	1,677,613	1,460,641
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	18,563	15,940
Total loans:
Individually analyzed loans	5,492	7,517
Collectively analyzed loans	2,507,768	2,332,366
Total gross loans	2,513,260	2,339,883
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	6,617	6,703
Total loans:
Individually analyzed loans	5,923	0
Collectively analyzed loans	463,515	473,573
Total gross loans	469,438	473,573
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	16,753	13,112
Total loans:
Individually analyzed loans	13,658	15,184
Collectively analyzed loans	753,134	606,816
Total gross loans	766,792	622,000
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	1,289	1,452
Total loans:
Individually analyzed loans	1,262	331
Collectively analyzed loans	253,864	258,678
Total gross loans	255,126	259,009
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Allowance for credit losses:
Individually analyzed loans	0	0
Collectively analyzed loans	6	7
Total loans:
Individually analyzed loans	0	0
Collectively analyzed loans	2,895	3,404
Total gross loans	2,895	3,404
Financial Asset Acquired with Credit Deterioration
Allowance for credit losses:
Total	46	33
Total loans:
Total gross loans	10,442	11,686
Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Allowance for credit losses:
Total	3	4
Total loans:
Total gross loans	1,267	1,815
Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Allowance for credit losses:
Total	0	0
Total loans:
Total gross loans	0	0
Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Allowance for credit losses:
Total	29	29
Total loans:
Total gross loans	7,891	9,425
Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Allowance for credit losses:
Total	0	0
Total loans:
Total gross loans	0	0
Financial Asset Acquired with Credit Deterioration | Commercial business loans
Allowance for credit losses:
Total	14	0
Total loans:
Total gross loans	1,284	300
Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Allowance for credit losses:
Total	0	0
Total loans:
Total gross loans	0	146
Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Allowance for credit losses:
Total	0	0
Total loans:
Total gross loans	$ 0	$ 0